SHORT-TERM INVESTMENTS - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Investments
Unrealized gain on available-for-sale investments and others, tax effect		¥ 0	¥ 4,017	¥ 620
Joyrun
Schedule Of Investments
Payments to acquire investment	¥ 10,500
Interest rate	8.00%
Maturity term	1 year
Unrealized gain on available-for-sale investments and others, tax effect		840	842	840
Others
Schedule Of Investments
Unrealized gain on available-for-sale investments and others, tax effect		¥ 400	¥ 401	¥ 400